RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenues	¥ 4,738,106	¥ 3,928,088	¥ 2,339,013
Operating expenses	642,910	664,612	265,635
Purchases from JD Group	10,908	39,439	44,889
JD Group
Related Party Transaction [Line Items]
Revenues	2,576,662	1,900,540	951,328
Walmart Group
Related Party Transaction [Line Items]
Revenues	¥ 2,161,444	¥ 2,027,548	¥ 1,387,685